1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Security	Shares	Value
Common Stocks ― 68.3%
Communication Services ― 5.1%
Alphabet Inc., Class A Shares*	9,960	$1,033,151
Netflix Inc.*	1,240	428,395
Walt Disney Co/The*	2,671	267,447
Total Communication Services		1,728,993

Consumer Discretionary ― 7.2%
Amadeus IT Group SA*	6,146	412,274
Amazon.com Inc.*	7,340	758,149
Chipotle Mexican Grill Inc.*	170	290,409
Home Depot Inc/The	1,650	486,948
TJX Cos Inc.	6,410	502,288
Total Consumer Discretionary		2,450,068

Consumer Staples ― 4.9%
Costco Wholesale Corp.	989	491,404
Darling International Inc.*	3,975	232,140
Estee Lauder Cos. Inc., Class A Shares	1,772	436,727
PepsiCo Inc.	2,865	522,290
Total Consumer Staples		1,682,561

Financials ― 6.9%
Bank of America Corp.	15,753	450,536
Charles Schwab Corp/The	7,420	388,660
Chubb Limited	1,625	315,542
Hannon Armstrong Sustainable Infrastructure Capital Inc.	7,959	227,627
M&T Bank Corp.	1,387	165,844
Reinsurance Group of America Inc.	2,513	333,626
Truist Financial Corp.	13,284	452,984
Total Financials		2,334,819

Health Care ― 12.3%
AstraZeneca PLC	6,966	483,510
Boston Scientific Corp.*	12,368	618,771
Danaher Corp.	2,355	593,554
Eli Lilly & Co.	1,956	671,730
IQVIA Holdings Inc.*	2,764	549,732
Thermo Fisher Scientific Inc.	1,105	636,889
UnitedHealth Group Inc.	1,304	616,257
Total Health Care		4,170,443

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)

Security			Shares	Value
Industrials ― 6.7%
Advanced Drainage Systems Inc.			3,943	$332,040
Cintas Corp.			1,136	525,604
Eaton Corp. PLC			3,090	529,441
Old Dominion Freight Line Inc.			942	321,071
Rockwell Automation Inc.			989	290,222
Union Pacific Corp.			1,432	288,204
Total Industrials				2,286,582

Information Technology ― 20.0%
Analog Devices Inc.			1,421	280,250
Apple Inc.			9,178	1,513,452
Broadcom Inc.			787	504,892
Intuit Inc.			746	332,589
Microsoft Corp.			5,013	1,445,248
NVIDIA Corp.			1,524	423,321
Palo Alto Networks Inc.*			2,423	483,970
PayPal Holdings Inc.*			2,734	207,620
QUALCOMM Inc.			2,295	292,796
Salesforce.com Inc.*			2,137	426,930
SolarEdge Technologies Inc.*			1,470	446,806
Visa Inc., Class A Shares			2,047	461,517
Total Information Technology				6,819,391

Materials ― 1.3%
Linde PLC			505	179,497
Steel Dynamics Inc.			2,225	251,559
Total Materials				431,056

Real Estate Investment Trusts (REITs) ― 2.2%
Crown Castle International Corp.			2,193	293,511
Prologis Inc.			3,602	449,422
Total Real Estate Investment Trusts (REITs)				742,933

Utilities ― 1.7%
American Water Works Co. Inc.			3,925	574,973
Total Utilities				574,973

Total Common Stocks (Cost ― $11,231,097)				23,221,819

		Maturity	Face
	Rate	Date	Amount
Collateralized Mortgage Obligations ― 0.0%
Federal National Mortgage Association (FNMA), 2011-53 CY	4.000%	6/25/2041	$3,296	3,210
Total Collateralized Mortgage Obligations (Cost ― $3,323)				3,210

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Corporate Bonds ― 23.6%
Communication Services ― 3.4%
Alphabet Inc.	0.450%	8/15/2025	$130,000	$119,210
AT&T Inc.	4.350%	3/1/2029	115,000	112,527
Comcast Corp.	3.375%	2/15/2025	70,000	68,562
Comcast Corp.	4.650%	2/15/2033	150,000	150,737
Comcast Corp.	5.650%	6/15/2035	200,000	214,732
Verizon Communications Inc.	4.329%	9/21/2028	104,000	102,779
Verizon Communications Inc.	3.875%	2/8/2029	100,000	96,581
Verizon Communications Inc.	4.500%	8/10/2033	110,000	106,384
Verizon Communications Inc.	5.250%	3/16/2037	105,000	107,211
Walt Disney Co/The	2.200%	1/13/2028	90,000	82,605
Total Communication Services				1,161,328

Consumer Discretionary ― 2.3%
Amazon.com Inc.	0.250%	5/12/2023	115,000	114,614
Amazon.com Inc.	4.700%	12/1/2032	50,000	51,266
Ford Foundation/The	2.415%	6/1/2050	60,000	39,664
Home Depot Inc/The	1.500%	9/15/2028	60,000	52,291
Honda Motor Co Ltd.	2.271%	3/10/2025	200,000	191,176
Lowe's Cos Inc.	1.300%	4/15/2028	115,000	98,768
Target Corp.	4.500%	9/15/2032	205,000	205,416
Total Consumer Discretionary				753,195

Consumer Staples ― 1.1%
Archer-Daniels-Midland Co.	2.900%	3/1/2032	125,000	111,043
PepsiCo Inc.	3.900%	7/18/2032	100,000	97,722
PepsiCo Inc.	3.500%	3/19/2040	65,000	56,381
Walmart Inc.	1.800%	9/22/2031	115,000	97,264
Total Consumer Staples				362,410

Financials ― 7.6%
Affiliated Managers Group Inc.	3.300%	6/15/2030	65,000	56,178
Bank of America Corp.	4.183%	11/25/2027	165,000	159,227
Bank of America Corp.(effective 12/06/2024, US SOFR + 0.650%)(a)	1.530%	12/6/2025	125,000	116,904
Bank of America Corp.(effective 9/25/2024, US SOFR + 0.910%)(a)	0.981%	9/25/2025	125,000	116,673
Bank of Montreal (effective 1/10/2032, 5 YR CMT + 1.400%)(a)	3.088%	1/10/2037	115,000	92,463
BlackRock Inc.	3.250%	4/30/2029	105,000	99,804
Boston Properties LP	4.500%	12/1/2028	155,000	134,649
Citigroup Inc.	5.500%	9/13/2025	110,000	109,625
Citigroup Inc. (effective 10/30/2023, US SOFR + 0.686%)(a)	0.776%	10/30/2024	175,000	170,133
Citigroup Inc. (effective 11/3/2024, US SOFR + 0.528%)(a)	1.281%	11/3/2025	50,000	46,722
Host Hotels & Resorts LP	3.375%	12/15/2029	225,000	190,335
Intercontinental Exchange Inc.	3.750%	12/1/2025	75,000	72,711
JPMorgan Chase & Co. (effective 9/16/2023, US SOFR + 0.600%)(a)	0.653%	9/16/2024	140,000	136,875
MetLife Inc.	4.550%	3/23/2030	55,000	54,361
PNC Financial Services Group Inc.	2.200%	11/1/2024	110,000	104,625
PNC Financial Services Group Inc. (effective 1/26/2026, US SOFR + 1.085%)(a)	4.758%	1/26/2027	150,000	148,089

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Financials ― 7.6% (Continued)
Prudential Financial Inc.	1.500%	3/10/2026	$170,000	$155,069
Royal Bank of Canada	1.150%	7/14/2026	125,000	112,069
Simon Property Group LP	3.375%	12/1/2027	155,000	144,704
State Street Corp. (effective 11/1/2029, US SOFR + 1.490%)(a)	3.031%	11/1/2034	85,000	73,360
Toronto-Dominion Bank/The	1.150%	6/12/2025	55,000	50,620
Truist Financial Corp. (effective 3/2/2026, US SOFR + 0.609%)(a)	1.267%	3/2/2027	115,000	101,321
Wells Fargo & Co. (effective 5/19/2024, US SOFR + 0.510%)(a)	0.805%	5/19/2025	145,000	137,711
Total Financials				2,584,228

Health Care ― 2.7%
AbbVie Inc.	4.400%	11/6/2042	150,000	137,018
Amgen Inc.	3.000%	2/22/2029	150,000	137,883
Bristol-Myers Squibb Co.	3.900%	2/20/2028	105,000	102,954
Bristol-Myers Squibb Co.	3.400%	7/26/2029	125,000	118,844
CVS Health Corp.	4.780%	3/25/2038	105,000	100,065
CVS Health Corp.	5.625%	2/21/2053	150,000	151,599
Gilead Sciences Inc.	4.600%	9/1/2035	100,000	98,959
UnitedHealth Group Inc.	3.500%	8/15/2039	95,000	80,828
Total Health Care				928,150

Industrials ― 0.6%
Johnson Controls International PLC	1.750%	9/15/2030	150,000	123,275
Xylem Inc./NY	1.950%	1/30/2028	115,000	101,763
Total Industrials				225,038

Information Technology ― 2.5%
Autodesk Inc.	2.400%	12/15/2031	175,000	145,574
Jabil Inc.	4.250%	5/15/2027	125,000	120,456
Mastercard Inc.	1.900%	3/15/2031	155,000	131,798
Microsoft Corp.	4.200%	11/3/2035	175,000	176,422
QUALCOMM Inc.	3.450%	5/20/2025	175,000	171,742
Salesforce.com Inc.	1.500%	7/15/2028	120,000	105,757
Total Information Technology				851,749

Materials ― 0.3%
Nutrien Ltd.	4.200%	4/1/2029	110,000	106,209
Total Materials				106,209

Real Estate Investment Trusts (REITs) ― 0.9%
Prologis LP	2.250%	4/15/2030	115,000	97,603
Prologis LP	1.250%	10/15/2030	115,000	90,458
Welltower Inc.	2.700%	2/15/2027	125,000	113,410
Total Real Estate Investment Trusts (REITs)				301,471

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Utilities ― 2.2%
Avangrid Inc.	3.800%	6/1/2029	$125,000	$117,357
DTE Electric Co.	1.900%	4/1/2028	125,000	110,305
DTE Electric Co.	4.050%	5/15/2048	120,000	102,460
Georgia Power Co.	3.250%	4/1/2026	100,000	95,466
MidAmerican Energy Co.	3.650%	4/15/2029	90,000	85,834
NextEra Energy Capital Holdings Inc.	1.900%	6/15/2028	120,000	105,347
Public Service Co. of Colorado	3.200%	3/1/2050	55,000	40,698
Union Electric Co.	2.625%	3/15/2051	115,000	75,185
Total Utilities				732,652

Total Corporate Bonds (Cost ― $8,658,600)				8,006,430

Foreign Government Agency Issues ― 1.3%
International Bank for Reconstruction & Development	0.625%	4/22/2025	175,000	163,055
International Bank for Reconstruction & Development	3.125%	11/20/2025	270,000	264,302
Total Foreign Government Agency Issues (Cost ― $444,116)				427,357

Mortgage Backed Securities ― 0.2%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool A35826	5.000%	7/1/2035	9,166	9,247
Gold Pool A49479	5.000%	6/1/2036	3,986	4,005
Gold Pool A65694	6.000%	9/1/2037	8,331	8,535
Gold Pool C91417	3.500%	1/1/2032	15,310	15,068
Federal National Mortgage Association (FNMA)
Pool 891596	5.500%	6/1/2036	8,696	8,960
Pool 900936	6.500%	2/1/2037	2,410	2,488
Pool 946594	6.000%	9/1/2037	11,073	11,535
Pool 995262	5.500%	1/1/2024	254	253
Total Mortgage Backed Securities (Cost ― $59,221)				60,091

U.S. Government Agency Issues ― 2.4%
Federal Home Loan Bank Discount Notes(b)	4.544%	4/21/2023	175,000	174,598
Federal Home Loan Mortgage Corp. (FHLMC)	6.250%	7/15/2032	70,000	83,263
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	110,000	124,811
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	365,000	432,456
U.S. Government Agency Issue (Cost ― $784,626)				815,128

U.S. Treasury Obligations ― 1.8%
United States Treasury Bonds	3.500%	2/15/2039	131,000	129,396
United States Treasury Bonds	4.375%	11/15/2039	177,000	193,269
United States Treasury Notes	1.750%	5/15/2023	135,000	134,529
United States Treasury Notes	2.500%	1/31/2025	125,000	121,360
United States Treasury Notes	4.125%	11/15/2032	60,000	63,000
U.S. Treasury Obligations (Cost ― $611,219)				641,554

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)(Continued)

Security		Shares	Value
Short Term Investment ― 2.4%
Fidelity Investments Money Market - Government Portfolio - Class I(c)	4.720%	812,195	$812,195
Total Short Term Investment (Cost ― $812,195)			812,195

Total Investments ― 100.0% (Cost ― $22,604,397)			33,987,784
Other Assets in Excess of Liabilities ― 0.0%			15,486
Total Net Assets ― 100.0%			$34,003,270

Notes:
*	Non-income producing security.
(a)	Fixed to floating rate. Effective date of change and formula disclosed.
(b)	Rate disclosed is the yield of the position.
(c)	The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:
CMT - Constant Maturity Treasury Rate
LP — Limited Partnership
PLC — Public Limited Company
SOFR — Secured Overnight Financing Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley
Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI
& S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1919 Variable Socially Responsive Balanced Fund
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$23,221,819	$-	$-	$23,221,819
Collateralized Mortgage Obligations	-	3,210	-	3,210
Corporate Bonds	-	8,006,430	-	8,006,430
Foreign Government Agency Issues	-	427,357	-	427,357
Mortgage-Backed Securities	-	60,091	-	60,091
U.S. Government Agency Issue	-	815,128	-	815,128
U.S. Treasury Obligations	-	641,554	-	641,554
Total long-term investments	$23,221,819	$9,953,770	$-	$33,175,589
Short-term investments	812,195		-	812,195
Total investments	$24,034,014	$9,953,770	$-	$33,987,784

* See Schedule of Investments for additional detailed categorizations.